Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Quarterly Financial Data
Interest income	$ 8,263	$ 8,600	$ 8,940	$ 9,590	$ 9,916	$ 10,161	$ 10,345	$ 10,652	$ 35,393	$ 41,074	$ 44,940
Interest expense	2,537	2,800	3,064	3,436	3,764	4,018	4,154	4,213	11,837	16,149	19,245
Net Interest Income	5,726	5,800	5,876	6,154	6,152	6,143	6,191	6,439	23,556	24,925	25,695
Provision for loan losses	20	450	192	100	111	76	0	60	762	247	102
Non-interest income	309	278	396	171	220	163	263	267	1,154	913	1,909
Non-interest expenses	3,682	3,426	3,382	3,421	3,387	3,042	3,246	3,864	13,911	13,539	13,814
Income Taxes	805	688	950	984	939	1,106	1,139	991	3,427	4,175	4,876
Net Income	$ 1,528	$ 1,514	$ 1,748	$ 1,820	$ 1,935	$ 2,082	$ 2,069	$ 1,791	$ 6,610	$ 7,877	$ 8,812
Net income per common share - basic and diluted	$ 0.06	$ 0.06	$ 0.07	$ 0.07	$ 0.08	$ 0.08	$ 0.08	$ 0.07
Dividends per common share		$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.06		$ 0.12	$ 0.24	$ 0.24	$ 0.24
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,727,000	25,690,000	25,672,000	25,654,000	25,635,000	25,617,000	25,598,000	25,580,000	25,685,685	25,607,442	25,579,989
Diluted	25,924,000	25,801,000	25,689,000	25,673,000	25,650,000	25,625,000	25,605,000	25,690,000	25,769,538	25,625,250	25,586,694